Advertising and Promotional Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Component of Other Expense, Nonoperating [Abstract]
Advertising and promotional expenses	$ 55,587	$ 46,972	$ 42,607
Direct Lodging Expenses [Member]
Component of Other Expense, Nonoperating [Abstract]
Advertising and promotional expenses	6,300	6,417	7,188
Other Lodging and Operating Expenses [Member]
Component of Other Expense, Nonoperating [Abstract]
Advertising and promotional expenses	167	311	292
General and Administrative Expense [Member]
Component of Other Expense, Nonoperating [Abstract]
Advertising and promotional expenses	1,324	1,521	1,449
Selling and Marketing Expense [Member]
Component of Other Expense, Nonoperating [Abstract]
Advertising and promotional expenses	$ 47,796	$ 38,723	$ 33,678